Capital and financial risk management - Liquidity risk - Maturity profile for derivative financial liabilities (Details) - Liquidity risk - EUR (€) € in Millions	Mar. 31, 2022	Mar. 31, 2021
Financial derivatives
Financial derivatives, payable	€ (60,321)	€ (64,562)
Financial derivatives, receivable	69,159	70,487
Financial derivatives	8,838	5,925
Effect of discount/financing rates	(5,884)	(6,784)
Financial derivative net receivable/(payable)	2,954	(859)
Within one year
Financial derivatives
Financial derivatives, payable	(12,671)	(16,218)
Financial derivatives, receivable	13,470	16,864
Financial derivatives	799	646
In more than one year but less than two years
Financial derivatives
Financial derivatives, payable	(5,897)	(3,121)
Financial derivatives, receivable	6,399	3,723
Financial derivatives	502	602
In more than two years but less than three years
Financial derivatives
Financial derivatives, payable	(2,584)	(5,623)
Financial derivatives, receivable	3,158	5,978
Financial derivatives	574	355
In more than three years but less than four years
Financial derivatives
Financial derivatives, payable	(3,373)	(2,518)
Financial derivatives, receivable	3,864	2,903
Financial derivatives	491	385
In more than four years but less than five years
Financial derivatives
Financial derivatives, payable	(1,699)	(3,305)
Financial derivatives, receivable	2,139	3,620
Financial derivatives	440	315
In more than five years
Financial derivatives
Financial derivatives, payable	(34,097)	(33,777)
Financial derivatives, receivable	40,129	37,399
Financial derivatives	€ 6,032	€ 3,622